STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2018
STOCK-BASED COMPENSATION PLANS
Schedule of weighted-average assumptions used to estimate the fair value of outstanding stock options

	Ultimate parent		Parent
December 31, 2018	corporation		corporation

Risk-free interest rate	2.07%		1.98%
Distribution yield	0.77%		1.13%
Expected volatility	18.30%		15.85%
Expected remaining life	5.27	years	2.0	years

	Ultimate parent		Parent
December 31, 2017	corporation		corporation

Risk-free interest rate	1.89%		1.83%
Distribution yield	0.46%		1.12%
Expected volatility	18.76%		16.94%
Expected remaining life	2.7	years	2.4	years

Ultimate parent corporation stock option plan
STOCK-BASED COMPENSATION PLANS
Schedule of information on changes to outstanding options

	2018		2017
		Weighted
		average		Weighted average
	Options	exercise price	Options	exercise price
Balance at beginning and end of year	100,000	$12.75	100,000	$12.75
Exercised	(100,000)	12.75	—
Balance at end of year	—	—	100,000	$12.75

Parent corporation stock option plan
STOCK-BASED COMPENSATION PLANS
Schedule of information on changes to outstanding options

	2018		2017
		Weighted		Weighted
		average		average
	Options	exercise price	Options	exercise price
Balance at beginning of year	158,227	$65.08	286,105	$63.98
Transferred	9,300	64.31	—	—
Exercised	(80,927)	62.06	(80,378)	60.89
Cancelled	(11,200)	70.56	(47,500)	65.54
Balance at end of year	75,400	$67.42	158,227	$65.08

Vested options at end of year	32,300	$63.76	39,900	$63.06